Supplement Dated October 1, 2010
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln VULCV-II
Lincoln VULDB

Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVUL
Lincoln SVUL-I
Lincoln SVUL-II

Lincoln Life Flexible Premium Variable Life Account S

Lincoln CVUL
Lincoln CVUL Series III

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln VUL-1
Lincoln VULCV
Lincoln VULDB

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVUL

This supplement outlines certain changes to your variable universal life insurance product prospectus.  It is for informational purposes only; no action is required on your part.  Keep this supplement with your prospectus for future reference.

Changes to “LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT” section of the prospectus:

Effective as of the close of business on October 8, 2010, the following information amends the “Sub-Accounts and Funds” section related to Delaware
VIP Trust, advised by Delaware Management Company:

The Delaware VIP Trend Series fund has changed its name following a merger.  It is now known as:

Delaware VIP Smid Cap Growth Series: Capital appreciation.
(formerly Delaware VIP Trend Series)

SUPP-10.110

SUPP-10.110